Investments and Derivative Instruments (Mortgage Loans by Property Type) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	$ 4,935	$ 4,182
Percent of Total	100.00%	100.00%
Agricultural [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	109	127
Percent of Total	2.20%	3.00%
Industrial [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,519	1,262
Percent of Total	30.80%	30.10%
Lodging [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	81	84
Percent of Total	1.60%	2.00%
Multifamily [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	869	734
Percent of Total	17.60%	17.60%
Office [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,120	836
Percent of Total	22.70%	20.00%
Retail [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,047	918
Percent of Total	21.20%	22.00%
Other [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	$ 190	$ 221
Percent of Total	3.90%	5.30%